CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,624,719	$ 369,684	¥ 1,494,150
Restricted cash	1,433,502	201,905	1,267,512
Restricted term deposit	105,182	14,815	1,061,858
Short-term investments	200,000	28,169	270,000
Short-term financing receivables,net of allowance for credit losses of RMB184,187 and RMB58,594 as of December 31, 2022 and December 31, 2023, respectively	3,944,000	555,501	6,397,920
Short-term contract assets and receivables, net of allowance for credit losses of RMB216,850 and RMB436,136 as of December 31, 2022 and December 31, 2023, respectively	6,112,981	860,995	3,894,175
Deposits to insurance companies and guarantee companies	2,613,271	368,072	2,249,022
Prepayments and other current assets	1,428,769	201,238	1,086,952
Amounts due from related parties	6,989	984	6,602
Inventories, net	33,605	4,733	53,917
Total current assets	18,503,018	2,606,096	17,782,108
Non-current assets
Restricted cash	144,948	20,415	168,521
Long-term financing receivables, net of allowance for credit losses of RMB13,220 and RMB3,087 as of December 31, 2022 and December 31, 2023, respectively	200,514	28,242	460,325
Long-term contract assets and receivables, net of allowance for credit losses of RMB52,742 and RMB61,838 as of December 31, 2022 and December 31, 2023, respectively	599,818	84,483	605,051
Property, equipment and software, net	446,640	62,908	284,593
Land use rights, net	897,267	126,377	931,667
Long‑term investments	255,003	35,916	348,376
Deferred tax assets	1,232,092	173,537	1,141,761
Other assets, net of allowance of credit losses of RMB19,491 and RMB 224,834 as of December 31, 2022 and December 31, 2023, respectively	861,491	121,338	1,048,301
Total non-current assets	4,637,773	653,216	4,988,595
TOTAL ASSETS	23,140,791	3,259,312	22,770,703
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB25,970 and RMB29,032 as of December 31, 2022 and December 31, 2023, respectively)	49,801	7,014	25,970
Amounts due to related parties	2,958	417	4,669
Short term borrowings(including amounts of the consolidated VIEs of RMB1,138,046 and RMB317,888 as of December 31, 2022 and December 31, 2023, respectively)	502,013	70,707	1,168,046
Short term funding debts (including amounts of the consolidated VIEs of RMB4,385,253 and RMB3,483,196 as of December 31, 2022 and December 31, 2023, respectively)	3,483,196	490,598	4,385,253
Deferred guarantee income (including amounts of the consolidated VIEs of RMB781,633 and RMB1,215,490 as of December 31, 2022 and December 31, 2023, respectively)	1,538,385	216,677	894,858
Contingent guarantee liabilities (including amounts of the consolidated VIEs of RMB770,495 and RMB1,232,002 as of December 31, 2022 and December 31, 2023, respectively)	1,808,540	254,728	882,107
Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB2,550,969 and RMB3,521,896 as of December 31, 2022 and December 31, 2023, respectively)	4,434,254	624,552	3,057,469
Convertible notes	505,450	71,191	2,063,545
Total current liabilities	12,324,597	1,735,884	12,481,917
Non-current liabilities
Long-term borrowings(including amounts of the consolidated VIEs of RMB150,430 and RMB524,270 as of December 31, 2022 and December 31, 2023, respectively)	524,000	73,842	150,430
Long term funding debts (including amounts of the consolidated VIEs of RMB1,334,105 and RMB455,800 as of December 31, 2022 and December 31, 2023, respectively)	455,800	64,198	1,334,105
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB52,065 and RMB53,646 as of December 31, 2022 and December 31, 2023, respectively)	75,340	10,611	52,559
Other long-term liabilities(including amounts of the consolidated VIEs of RMB65,788 and RMB33,495 as of December 31, 2022 and December 31, 2023, respectively)	50,702	7,141	102,941
Total non-current liabilities	1,106,112	155,792	1,640,035
TOTAL LIABILITIES	13,430,709	1,891,676	14,121,952
SHAREHOLDERS’ EQUITY:
Treasury stock (44,369,636 and 44,369,636 shares as of December31, 2022 and 2023, respectively)	(328,764)	(46,305)	(328,764)
Additional paid-in capital	3,204,961	451,406	3,081,254
Statutory reserves	1,106,579	155,858	1,022,592
Accumulated other comprehensive loss	(13,545)	(1,908)	(20,842)
Retained earnings	5,740,611	808,548	4,894,273
Total shareholders equity	9,710,082	1,367,636	8,648,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	23,140,791	3,259,312	22,770,703
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	199	30	191
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	¥ 41	$ 7	¥ 47